Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Resource Real Estate Opportunity REIT, Inc.
Entity Central Index Key	0001466225
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY